Installment Loans (Tables)	12 Months Ended
Mar. 31, 2023
Receivables [Abstract]
Composition of Installment Loans By Domicile and Type of Borrower
The composition of installment loans by domicile and type of borrower at March 31, 2022 and 2023 is as follows:

	Millions of yen
	2022	2023
Borrowers in Japan:
Consumer—
Real estate loans	¥2,007,570	¥1,949,865
Card loans	173,687	171,635
Other	27,770	29,688

	2,209,027	2,151,188

Corporate—
Real estate companies	278,607	296,228
Non-recourse loans	74,085	124,499
Commercial, industrial and other companies	168,607	165,951

	521,299	586,678

Borrowers in overseas:
Consumer—
Real estate loans	105,860	107,094
Other	30,136	43,054

	135,996	150,148

Corporate—
Real estate companies	273,789	277,839
Non-recourse loans	80,918	38,654
Commercial, industrial and other companies	627,828	660,840

	982,535	977,333

Purchased loans*	13,747	12,255

	¥3,862,604	¥3,877,602

*
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

Contractual Maturities of Installment Loans Except Purchased Loans
At March 31, 2023, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2024	¥522,101
2025	429,107
2026	411,787
2027	270,538
2028	224,434
Thereafter	2,007,380

Total	¥3,865,347